Property Plant And Equipment (Summary Of Impairment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Impairment indicator	Goodwill Impairment Testing   <table cellpadding="0" cellspacing="0" style="width:525pt; margin-left:0.1pt; -aw-border-insideh:0.5pt single #000000; -aw-border-insidev:0.5pt single #000000; border-collapse:collapse"><tbody> <tr style="height:11.25pt; -aw-height-rule:exactly"> <td style="width:385.5pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:3pt; padding-left:3pt; vertical-align:bottom; -aw-border-bottom:0.5pt single"> Goodwill by CGU or Group of CGUs at December 31 </td> <td style="width:57.75pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:3pt; padding-left:3pt; vertical-align:bottom; background-color:#f3f3f3; -aw-border-bottom:0.5pt single; text-align:right"> 2024 </td> <td style="border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:3pt; padding-left:3pt; vertical-align:bottom; -aw-border-bottom:0.5pt single; text-align:right">   </td> <td style="width:57.75pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:3pt; padding-left:3pt; vertical-align:bottom; -aw-border-bottom:0.5pt single; text-align:right"> 2023 </td></tr> <tr style="height:11.25pt; -aw-height-rule:exactly"> <td style="width:385.5pt; border-top-style:solid; border-top-width:0.75pt; padding-right:3pt; padding-left:3pt; vertical-align:bottom; -aw-border-top:0.5pt single"> Retail – North America </td> <td style="width:60.85pt; border-top-style:solid; border-top-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; background-color:#f3f3f3; -aw-border-top:0.5pt single; text-align:right"> 6,961 </td> <td style="width:3.1pt; border-top-style:solid; border-top-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; -aw-border-top:0.5pt single; text-align:right">   </td> <td style="width:60.85pt; border-top-style:solid; border-top-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; -aw-border-top:0.5pt single; text-align:right"> 6,981 </td></tr> <tr style="height:11.25pt; -aw-height-rule:exactly"> <td style="width:385.5pt; padding-right:3pt; padding-left:3pt; vertical-align:bottom"> Retail – Australia </td> <td style="width:60.85pt; padding-right:2.9pt; vertical-align:bottom; background-color:#f3f3f3; text-align:right"> 539 </td> <td style="width:3.1pt; padding-right:2.9pt; vertical-align:bottom; text-align:right">   </td> <td style="width:60.85pt; padding-right:2.9pt; vertical-align:bottom; text-align:right"> 590 </td></tr> <tr style="height:11.25pt; -aw-height-rule:exactly"> <td style="width:385.5pt; padding-right:3pt; padding-left:3pt; vertical-align:bottom"> Potash </td> <td style="width:60.85pt; padding-right:2.9pt; vertical-align:bottom; background-color:#f3f3f3; text-align:right"> 154 </td> <td style="width:3.1pt; padding-right:2.9pt; vertical-align:bottom; text-align:right">   </td> <td style="width:60.85pt; padding-right:2.9pt; vertical-align:bottom; text-align:right"> 154 </td></tr> <tr style="height:11.25pt; -aw-height-rule:exactly"> <td style="width:385.5pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:3pt; padding-left:3pt; vertical-align:bottom; -aw-border-bottom:0.5pt single"> Nitrogen </td> <td style="width:60.85pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; background-color:#f3f3f3; -aw-border-bottom:0.5pt single; text-align:right"> 4,389 </td> <td style="width:3.1pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; -aw-border-bottom:0.5pt single; text-align:right">   </td> <td style="width:60.85pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; -aw-border-bottom:0.5pt single; text-align:right"> 4,389 </td></tr> <tr style="height:11.25pt; -aw-height-rule:exactly"> <td style="width:385.5pt; border-top-style:solid; border-top-width:0.75pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:3pt; padding-left:3pt; vertical-align:top; -aw-border-bottom:0.5pt single; -aw-border-top:0.5pt single">   </td> <td style="width:60.85pt; border-top-style:solid; border-top-width:0.75pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; background-color:#f3f3f3; -aw-border-bottom:0.5pt single; -aw-border-top:0.5pt single; text-align:right"> 12,043 </td> <td style="width:3.1pt; border-top-style:solid; border-top-width:0.75pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; -aw-border-bottom:0.5pt single; -aw-border-top:0.5pt single; text-align:right">   </td> <td style="width:60.85pt; border-top-style:solid; border-top-width:0.75pt; border-bottom-style:solid; border-bottom-width:0.75pt; padding-right:2.9pt; vertical-align:bottom; -aw-border-bottom:0.5pt single; -aw-border-top:0.5pt single; text-align:right"> 12,114 </td></tr></tbody></table>   We performed our annual impairment test on goodwill and did not identify any impairment.
Pre-tax impairment loss	$ 315
Key assumptions	The key assumptions with the greatest influence on the calculation of the recoverable amounts are the discount rates, terminal growth rates and forecasted EBITDA. The key forecast assumptions were based on historical data and our estimates of future results from internal sources considering industry and market information.
DescriptionOfValuationTechniquesUsed	In testing for impairment of goodwill, we calculate the recoverable amount for a CGU or groups of CGUs containing goodwill. We used the FVLCD methodology based on after-tax discounted cash flows (five-year projections plus a terminal value) and incorporated assumptions an independent market participant would apply. We adjusted discount rates for each CGU or group of CGUs for the risk associated with achieving our forecasts and for the country risk premium in which we expect to generate cash flows. FVLCD is a Level 3 measurement . We use our market capitalization (where applicable) and comparative market multiples to ensure discounted cash flow results are reasonable.
Description Of Level Of Fair Value Hierarchy Within Which Fair Value Measurement Is Categorised	FVLCD is a Level 3 measurement
Property, plant and equipment including right of use assets	$ 22,604	$ 22,461
Discount Rate Used In Previous Measurement Of Fair Value Less Costs of Disposal	8.00%
Retail Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
After tax discount rate	14.40%
Impairment Loss	$ 335	$ 465
Retail Segment [Member] | Intangible Assets [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Impairment Loss	215
Retail Segment [Member] | BRAZIL [Member] | Property, plant and equipment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Recoverable amount ($)	92
Retail Segment [Member] | BRAZIL [Member] | Working Capital & Other [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Recoverable amount ($)	$ 324
Potash Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Terminal Growth Rate	2.50%	2.50%
Nitrogen Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Terminal Growth Rate	2.30%	2.30%
Impairment Loss	$ 195	$ 76
Phosphate Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Impairment Loss		$ 233
North America Retail [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Discount Rate Used In Previous Measurement Of Fair Value Less Costs of Disposal		8.60%
International Retail [Member] | Bottom of range [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Terminal Growth Rate		2.10%
International Retail [Member] | Top of range [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Terminal Growth Rate	2.60%